DIGITAL ASSETS	6 Months Ended
Mar. 31, 2026
Digital Assets
DIGITAL ASSETS

14. DIGITAL ASSETS

During the six months ended March 31, 2026, the Company purchased digital assets from BitGo Trust Company, a digital asset infrastructure and financial services company. The table below summarizes the amounts shown on the Company’s consolidated balance sheet as of March 31, 2026.

	March 31, 2026 (Unaudited)
	Units	Cost Basis	Fair Value
Digital assets held:
Bitcoin	13.25	$899,578	$904,424

Bitcoin does not represent cash, cash equivalents, or a stablecoin, and it is not redeemable or convertible on a dollar-for-dollar basis with any fiat currency. The value of Bitcoin is not fixed and is subject to market volatility, with prices determined by supply and demand in active trading markets. As of March 31, 2026, no impairment or downward revaluation was recognized.

The following represents the changes in quantity of bitcoin and the respective fair value:

	Bitcoin	Fair Value
Beginning balance as of October 1, 2025	-	$-
Bitcoin purchased	14.64	1,000,000
Bitcoin sold	(1.39)	(100,422)
Net realized gain on investments in bitcoin	-	4,846
Ending balance as of March 31, 2026	13.25	$904,424